Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	60 Months Ended	113 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000132735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class 1/JRLDX)
Average Annual Return, Percent	6.89%		4.55%		5.61%
C000228330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)
Average Annual Return, Percent	1.21%		3.18%		4.91%
C000132740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R4/JRLFX)
Average Annual Return, Percent	6.78%		4.38%		5.47%
C000132742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R6/JRLHX)
Average Annual Return, Percent	6.93%		4.59%		5.65%
C000132750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class 1/JRLIX)
Average Annual Return, Percent	7.19%		4.95%		6.03%
C000228331 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)
Average Annual Return, Percent	1.58%		3.57%		5.34%
C000132747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R4/JRLKX)
Average Annual Return, Percent	7.00%		4.74%		5.87%
C000132749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R6/JRLLX)
Average Annual Return, Percent	7.34%		5.01%		6.08%
C000132751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class 1/JRLOX)
Average Annual Return, Percent	7.74%		5.44%		6.58%
C000228332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)
Average Annual Return, Percent	1.88%		4.04%		5.86%
C000132756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R4/JRLPX)
Average Annual Return, Percent	7.54%		5.22%		6.40%
C000132758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R6/JRTAX)
Average Annual Return, Percent	7.68%		5.48%		6.63%
C000132759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class 1/JRTBX)
Average Annual Return, Percent	8.17%		6.19%		7.38%
C000228333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)
Average Annual Return, Percent	2.47%		4.82%		6.68%
C000132764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R4/JRTDX)
Average Annual Return, Percent	8.04%		5.98%		7.22%
C000132766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R6/JRTFX)
Average Annual Return, Percent	8.30%		6.25%		7.43%
C000132767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class 1/JRTGX)
Average Annual Return, Percent	9.60%		7.28%		8.27%
C000228334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)
Average Annual Return, Percent	3.74%		5.86%		7.55%
C000132772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R4/JRTIX)
Average Annual Return, Percent	9.31%		7.06%		8.09%
C000132774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R6/JRTJX)
Average Annual Return, Percent	9.64%		7.34%		8.33%
C000132775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class 1/JRTKX)
Average Annual Return, Percent	10.81%		8.40%		9.08%
C000228335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)
Average Annual Return, Percent	4.88%		6.97%		8.35%
C000132780 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R4/JRTMX)
Average Annual Return, Percent	10.60%		8.19%		8.91%
C000132782 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R6/JRTNX)
Average Annual Return, Percent	10.86%		8.44%		9.13%
C000132783 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class 1/JRTTX)
Average Annual Return, Percent	12.04%		9.50%		9.81%
C000228336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)
Average Annual Return, Percent	6.09%		8.07%		9.09%
C000132788 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R4/JRTVX)
Average Annual Return, Percent	11.81%		9.30%		9.64%
C000132790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R6/JRTWX)
Average Annual Return, Percent	12.08%		9.56%		9.85%
C000132791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class 1/JRLQX)
Average Annual Return, Percent	13.16%		10.38%		10.22%
C000228337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)
Average Annual Return, Percent	7.11%		8.93%		9.49%
C000132796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R4/JRLUX)
Average Annual Return, Percent	12.97%		10.14%		10.03%
C000132798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R6/JRLVX)
Average Annual Return, Percent	13.19%		10.42%		10.27%
C000132799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class 1/JRLWX)
Average Annual Return, Percent	14.09%		10.74%		10.41%
C000228338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)
Average Annual Return, Percent	8.00%		9.29%		9.68%
C000132804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R4/JRTYX)
Average Annual Return, Percent	13.80%		10.52%		10.23%
C000132806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R6/JRLZX)
Average Annual Return, Percent	14.14%		10.78%		10.46%
C000138480 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class 1/JLKZX)
Average Annual Return, Percent	14.08%		10.75%		10.40%
C000228341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)
Average Annual Return, Percent	8.01%		9.29%		9.67%
C000138485 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R4/JLKWX)
Average Annual Return, Percent	13.81%		10.50%		10.22%
C000138487 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R6/JLKYX)
Average Annual Return, Percent	14.14%		10.78%		10.45%
C000167628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class 1/JRODX)
Average Annual Return, Percent	14.09%		10.74%	10.71%
C000228344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)
Average Annual Return, Percent	7.97%		9.28%	9.92%
C000167633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R4/JHIKX)
Average Annual Return, Percent	13.87%		10.53%	10.55%
C000167635 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R6/JIEHX)
Average Annual Return, Percent	14.19%		10.80%	10.76%
C000221529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class 1/JAAFX)
Average Annual Return, Percent	14.12%	12.23%
C000228345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)
Average Annual Return, Percent	8.04%	10.72%
C000221527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class R4/JAAJX)
Average Annual Return, Percent	14.03%	12.06%
C000221528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class R6/JAAKX)
Average Annual Return, Percent	14.17%	12.26%
Without Sales Load [Member] | C000228330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge
Average Annual Return, Percent	6.50%		4.24%		5.45%
Without Sales Load [Member] | C000228331 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge
Average Annual Return, Percent	6.91%		4.64%		5.88%
Without Sales Load [Member] | C000228332 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge
Average Annual Return, Percent	7.26%		5.11%		6.41%
Without Sales Load [Member] | C000228333 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge
Average Annual Return, Percent	7.87%		5.90%		7.23%
Without Sales Load [Member] | C000228334 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge
Average Annual Return, Percent	9.21%		6.96%		8.11%
Without Sales Load [Member] | C000228335 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge
Average Annual Return, Percent	10.42%		8.07%		8.91%
Without Sales Load [Member] | C000228336 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge
Average Annual Return, Percent	11.64%		9.19%		9.65%
Without Sales Load [Member] | C000228337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge
Average Annual Return, Percent	12.76%		10.05%		10.06%
Without Sales Load [Member] | C000228338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge
Average Annual Return, Percent	13.68%		10.42%		10.25%
Without Sales Load [Member] | C000228341 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge
Average Annual Return, Percent	13.69%		10.42%		10.23%
Without Sales Load [Member] | C000228344 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge
Average Annual Return, Percent	13.63%		10.40%	10.53%
Without Sales Load [Member] | C000228345 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge
Average Annual Return, Percent	13.73%	11.88%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%		(0.68%)		1.80%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	16.18%	14.74%	14.90%	14.60%
S And P Target Date 2010 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Average Annual Return, Percent	7.67%		4.83%		5.58%
John Hancock 2010 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2010 Lifetime Index
Average Annual Return, Percent	7.26%		4.89%		5.97%
S And P Target Date 2015 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Average Annual Return, Percent	7.87%		5.29%		6.06%
John Hancock 2015 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2015 Lifetime Index
Average Annual Return, Percent	7.58%		5.29%		6.49%
S And P Target Date 2020 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Average Annual Return, Percent	8.35%		5.78%		6.52%
John Hancock 2020 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2020 Lifetime Index
Average Annual Return, Percent	7.88%		5.68%		7.18%
S And P Target Date 2025 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Average Annual Return, Percent	9.08%		6.68%		7.25%
John Hancock 2025 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2025 Lifetime Index
Average Annual Return, Percent	8.21%		6.42%		8.06%
S And P Target Date 2030 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Average Annual Return, Percent	9.94%		7.83%		8.07%
John Hancock 2030 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2030 Lifetime Index
Average Annual Return, Percent	9.31%		7.48%		8.96%
S And P Target Date 2035 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Average Annual Return, Percent	11.15%		9.11%		8.93%
John Hancock 2035 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2035 Lifetime Index
Average Annual Return, Percent	10.45%		8.62%		9.77%
S And P Target Date 2040 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Average Annual Return, Percent	12.21%		10.18%		9.62%
John Hancock 2040 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2040 Lifetime Index
Average Annual Return, Percent	11.84%		9.83%		10.55%
S And P Target Date 2045 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Average Annual Return, Percent	13.04%		10.88%		10.07%
John Hancock 2045 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2045 Lifetime Index
Average Annual Return, Percent	13.09%		10.78%		11.03%
S And P Target Date 2050 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Average Annual Return, Percent	13.28%		11.21%		10.32%
John Hancock 2050 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2050 Lifetime Index
Average Annual Return, Percent	13.96%		11.13%		11.20%
S And P Target Date 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Average Annual Return, Percent	13.57%		11.35%		10.43%
John Hancock 2055 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2055 Lifetime Index
Average Annual Return, Percent	13.96%		11.13%		11.20%
S And P Target Date 2060 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Average Annual Return, Percent	13.55%	12.33%	11.34%	10.89%
John Hancock 2060 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2060 Lifetime Index
Average Annual Return, Percent	13.96%		11.13%	11.65%
John Hancock 2065 Lifetime Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	John Hancock 2065 Lifetime Index
Average Annual Return, Percent	13.96%	12.17%